Dividends paid and proposed - Schedule of Dividends Proposed (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Dividends Proposed [Line Items]
Dividends proposed	€ 112	€ 112
Class A Shares [Member]
Disclosure Of Dividends Proposed [Line Items]
Dividends proposed	93	93
Class B Shares [Member]
Disclosure Of Dividends Proposed [Line Items]
Dividends proposed	€ 19	€ 19